Financial instruments - Additional Information (Detail) - Seaspan [Member] - USD ($)		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2019	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2018
Derivative [Line Items]
Carrying value, long-term debt		$ 3,060,600,000			$ 3,487,500,000
Operating lease liabilities, fair value		940,034,000
Operating lease liabilities		942,308,000		$ 893,300,000
Fair value of long-term obligations under other financing arrangements excluding deferred financing fees		533,754,000			660,919,000
Carrying value of long-term obligations under other financing arrangements excluding deferred financing fees		513,771,000			647,664,000
Amount that would be settled in cash in the next 12 months		14,663,000
Derivative asset liability subject to master netting arrangement		0			0
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings		974,000
Interest Rate Swaps [Member]
Derivative [Line Items]
Payment for interest rate swap contract termination	$ 97,955,000		$ 8,107,000
Senior Unsecured Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt		80,000,000			400,396,000
Fair value, long-term debt		82,816,000			400,049,000
2025 Notes and 2026 Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt		349,106,000			166,608,000
Fair value, long-term debt		525,591,000			236,349,000
Revolvers and Term Loans [Member]
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees		2,624,711,000			2,875,691,000
Carrying value, long-term debt		$ 2,666,274,000			$ 2,944,602,000